Expense Example - Institutional and Investor A - iShares Short-Term TIPS Bond Index Fund	Apr. 30, 2021 USD ($)
Investor A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	1,281
Institutional
Expense Example:
Expense Example, with Redemption, 1 Year	11
Expense Example, with Redemption, 3 Years	85
Expense Example, with Redemption, 5 Years	217
Expense Example, with Redemption, 10 Years	$ 602